Related Party Transactions - Schedule of Conformation of Key Personnel (Detail)	Dec. 31, 2020	Dec. 31, 2019
Directors [member]
Disclosure of transactions between related parties [line items]
Number of executives	14	14
Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Number of executives	10	10
Division Manager [member]
Disclosure of transactions between related parties [line items]
Number of executives	24	25
Area Manager [member]
Disclosure of transactions between related parties [line items]
Number of executives	146	162
Managers [member]
Disclosure of transactions between related parties [line items]
Number of executives	128	143